Spyglass Growth Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 100.5%
COMMUNICATION SERVICES - 16.1%
Cable One, Inc.	20,891	17,821,067
Match Group, Inc. (a)	690,659	32,978,967
Roku, Inc. (a)	311,621	17,575,425
Spotify Technology SA - ADR (a)	245,618	21,196,833
ZoomInfo Technologies, Inc. (a)	695,153	28,960,074
TOTAL COMMUNICATION SERVICES (Cost $153,772,727)		118,532,366

CONSUMER DESCRETIONARY - 18.2%
Bright Horizons Family Solutions, Inc. (a)	261,681	15,085,910
Five Below, Inc. (a)	268,923	37,022,629
Leslie's, Inc. (a)	2,652,936	39,024,689
Peloton Interactive, Inc. (a)	1,931,648	13,386,321
Vail Resorts, Inc.	136,168	29,363,267
TOTAL CONSUMER DISCRETIONARY (Cost $183,908,714)		133,882,816

FINANCIALS - 4.4%
Affiliated Managers Group, Inc.	291,029	32,551,594
TOTAL FINANCIALS (Cost $17,931,622)		32,551,594

HEALTHCARE - 18.4%
Ascendis Pharma A/S - ADR (a)	496,312	51,249,177
Exact Sciences Corp. (a)	979,141	31,812,291
Oak Street Health, Inc. (a)	698,150	17,118,638
Pacira BioSciences, Inc. (a)	654,453	34,810,355
TOTAL HEALTHCARE (Cost $184,479,331)		134,990,461

Industrials - 9.4%
Lyft, Inc. (a)	2,778,283	36,589,987
TransDigm Group, Inc.	61,758	32,411,834
TOTAL INDUSTRIALS (Cost $83,119,835)		69,001,821

Information Technology - 34.0%
Affirm Holdings, Inc. (a)	1,638,505	30,738,354
AppLovin Corp. (a)	1,632,595	31,819,277
Datadog, Inc. (a)	294,272	26,125,468
GoDaddy, Inc. (a)	515,991	36,573,442
Momentive Global, Inc. (a)	2,947,244	17,123,488
Nutanix, Inc. (a)	1,946,796	40,551,761
Palo Alto Networks, Inc. (a)	236,046	38,661,974
Splunk, Inc. (a)	370,382	27,852,726
TOTAL INFORMATION TECHNOLOGY (Cost $371,175,601)		249,446,490
TOTAL COMMON STOCKS (Cost $994,387,830)		738,405,548

TOTAL INVESTMENTS (Cost $994,387,830) - 100.5%		738,405,548
Liabilities in Excess of Other Assets - (0.5)%		(3,551,123)
TOTAL NET ASSETS - 100.00%		$734,854,425

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global
Fund Services.

Summary of Fair Value Measurements at September 30, 2022 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$118,532,366	$-	$-	$118,532,366
Consumer Descretionary	133,882,816	-	-	133,882,816
Financials	32,551,594	-	-	32,551,594
Health Care	134,990,461	-	-	134,990,461
Industrials	69,001,821	-	-	69,001,821
Information Technology	249,446,490	-	-	249,446,490
Total Common Stocks	738,405,548	-	-	738,405,548
Total Investments in Securities	$738,405,548	$-	$-	$738,405,548